Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS	NOTE 13 — SUBSEQUENT EVENTS Management has evaluated subsequent events through the date of the filing

NOTE 13 — SUBSEQUENT EVENTS

On October 20, 2021, the Company and the shareholders (the “Original Shareholders”) of Jacobi Asset Management Holdings Limited (“Jacobi”) entered into a Purchase and Sale Agreement (the “Jacobi Agreement”) pursuant to which the Company agreed to acquire 5.0% of the issued and outstanding ordinary shares of Jacobi in consideration of 20,000,000 shares of common stock of the Company (the “Transaction”). On December 15, 2021, the Company, the Original Shareholders and the shareholders of Jacobi that were assigned their interest in Jacobi by the Original Shareholders (the “New Jacobi Shareholders”) entered into an Amendment to Stock Purchase Agreement agreeing that the Transaction will be entered between the Company and the New Jacobi Shareholders. The Transaction closed on December 15, 2021. Jacobi is a company focused on digital asset management that has received regulatory approval to launch the world’s first tier one Bitcoin ETF.

Brilliant Acquisition Corp [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

Change of Directors

On February 15, 2022, Mitchell Cariaga notified the Company that he is resigning from the Board of Directors (the “Board”) effective on that date. Prior to his resignation, Mr. Cariaga served as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. On February 18, 2022, Xiaoying Sun notified the Company that she is resigning from the Board effective on that date. Prior to her resignation, Ms. Sun served as a member of the Audit Committee and Nominating Committee and chair of the Compensation Committee.

On February 24, 2022, the Board appointed Brian Ferrier and Yebo Shen to fill a vacancy on, and serve as members of, the Board, with immediate effect, until such time as he resigns or is removed and his successor appointed. There is no arrangement or understanding between Mr. Ferrier, Mr. Shen and the Company or any other person pursuant to which he was elected as a director. Mr. Ferrier will serve as a member of the Audit Committee and the Compensation Committee, and as chair of the Nominating Committee. Mr. Shen will serve as a member of the Audit Committee and the Nominating Committee and Chair of the Compensation Committee of the Board.

Business Combination

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Nukkleus Inc., a Delaware corporation (“Nukkleus”). Upon consummation of the transactions contemplated by the Merger Agreement, Nukkleus would become the Nasdaq-listed parent company of Brilliant (“PubCo”), with former Nukkleus stockholders owning approximately 66% and former shareholders owning approximately 34% of the ordinary shares of PubCo issued and outstanding immediately after closing (the “PubCo Shares”), assuming no redemptions from Brilliant’s trust account.

The transactions contemplated by the Merger Agreement, are hereinafter referred to as the “Business Combination.” The Merger Agreement and the transactions contemplated thereby have been approved by the boards of directors of each of Brilliant and Nukkleus.

Extension of the period of time to consummate its initial business combination

On March 18, 2022, the shareholders of the Company approved the extension of the period of time the Company has to consummate its initial business combination by a further four months, or until July 23, 2022. In connection with the extension, the Sponsor deposited a net amount of $634,594 into the trust account, representing $0.16 per public ordinary share that was not redeemed in connection with the shareholder vote to approve the extension. The sponsor initially deposited $736,000 on March 18, 2022 and $101,406 was returned to the Sponsor on March 28, 2022 due to the fact that the shareholders elected to redeem an aggregate of 633,792 shares in connection with the Special Meeting on March 18, 2022.